Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Loss per share

Note 6 - Loss per share

Basic and diluted net loss per ordinary share

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period (including shares that were fully paid under the pre-funded amount). Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method with respect to options and certain warrants and using the if-converted method with respect to certain warrants accounted for as derivative financial liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of options or warrants.

During the period of six months ended June 30, 2026 and 2025, the total weighted average number of ordinary shares, par value NIS 0.01 per share, of the Company related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 421,145,717 and 358,709,597, respectively.

The following table presents a summary of the loss and number of shares (including adjustments to such data) that were taken into consideration for purposes of computing the loss per share (both basic and diluted).

	Six months period ended June 30,		Year ended December 31,
	2026	2025	2025
	Unaudited		Audited
Loss attributed to the shareholders of the Company for purposes of computing the basic and diluted loss per share	(24,290)	(16,119)	(29,443)

	Number of shares
	Six months period ended June 30,		Year ended December 31,
	2026	2025	2025
	Unaudited		Audited
Weighted number of shares used in computing basic and diluted loss per share	33,450,321,158	1,217,701,006	4,006,539,396